UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2008 Date of Reporting Period: 09/30/2008

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)
Nicholas High Income Fund, Inc.
AS OF: 09/30/2008

		VALUE
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CORPORATE BONDS - 87.07%
	Consumer Discretionary - Auto & Components - 2.07%
$ 500,000	Goodyear Tire & Rubber Company (The) 7.857%, 08/15/11	$ 486,250
500,000	American Axle & Manufacturing,Inc. 5.25%, 02/11/14	260,000
1,750,000	General Motors Corporation 8.25%, 07/15/23 *	686,875
500,000	Ford Motor Company 7.125%, 11/15/25	197,500
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		1,630,625
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	Consumer Discretionary - Consumer Durables & Apparel - 2.06%
1,000,000	Centex Corporation 5.125%, 10/01/13	790,000
1,000,000	Jarden Corporation 7.50%, 05/01/17 *	832,500
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		1,622,500
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	Consumer Discretionary - Consumer Services - 1.75%
1,500,000	United Rentals (North America), Inc. 7.75%, 11/15/13 *	1,143,750
250,000	Vail Resorts, Inc. 6.75%, 02/15/14	234,375
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		1,378,125
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	Consumer Discretionary - Hotels, Restaurants & Leisure - 2.28%
500,000	NPC International, Inc. 9.50%, 05/01/14 *	410,000
1,250,000	MGM MIRAGE 6.625%, 07/15/15	868,750
1,000,000	Harrah's Operating Company, Inc. 144A restricted, 10.75%, 02/01/16	510,000
		-----------
		1,788,750
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	Consumer Discretionary - Media - 4.81%
1,500,000	DIRECTV Holdings LLC8.375%, 03/15/13	1,481,250
500,000	Scholastic Corporation 5.00%, 04/15/13	417,500
500,000	EchoStar DBS Corporation 7.00%, 10/01/13 *	431,250
1,000,000	Nielsen Finance LLC 10.00%, 08/01/14	950,000
500,000	Videotron Ltd. 144A restricted, 9.125%, 04/15/18	505,000
		-----------
		3,785,000
		-----------
	Consumer Discretionary - Retail - 1.80%
1,500,000	Sally Holdings LLC 9.25%, 11/15/14 *	1,413,750
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	Consumer Staples - Food & Staple Retail - 0.58%
500,000	Denny's Holdings, Inc. 10.00%, 10/01/12 *	455,000
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	Consumer Staples - Food, Beverage & Tobacco - 3.92%
1,000,000	Reynolds American Inc. 7.25%, 06/01/13	1,027,603
1,000,000	Pinnacle Foods Finance LLC 9.25%, 04/01/15	815,000
2,000,000	Pilgrim's Pride Corporation 7.625%, 05/01/15	1,240,000
		-----------
		3,082,603
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	Consumer Staples - Household & Personal Products - 2.68%
500,000	Visant Holding Corporation 8.75%, 12/01/13 *	458,750
1,500,000	Solo Cup Company 8.50%, 02/15/14 *	1,200,000
500,000	Berry Plastics Corporation 9.5025%, 02/15/15	445,000
		-----------
		2,103,750
		-----------
	Energy - 13.82%
1,000,000	Denbury Resources Inc. 7.50%, 04/01/13	945,000
1,500,000	Chesapeake Energy Corporation 7.625%, 07/15/13 *	1,432,500
1,000,000	Forest Oil Corporation 7.75%, 05/01/14	945,000
500,000	El Paso Corporation 6.875%, 06/15/14	461,135
1,250,000	Newfield Exploration Company 6.625%, 09/01/14	1,125,000
500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	456,250
1,000,000	Inergy, L.P. 6.875%, 12/15/14	875,000
500,000	Deluxe Corporation 7.375%, 06/01/15	425,000
500,000	Petrohawk Energy Corporation 144A restricted, 7.875%, 06/01/15	435,000
750,000	National Oilwell Varco, Inc. 6.125%, 08/15/15	731,935
1,500,000	Helix Energy Solutions Group,Inc. 144A restricted, 9.50%, 01/15/16	1,402,500
500,000	Allis-Chalmers Energy Inc. 8.50%, 03/01/17	427,500
1,500,000	Tesoro Corporation 6.50%, 06/01/17	1,200,000
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		10,861,820
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	Financials - Banks - 0.43%
500,000	MGIC Investment Corporation 5.375%, 11/01/15	336,175
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	Financials - Diversified - 4.02%

1,000,000	Cardtronics, Inc. 9.25%, 08/15/13		900,000
500,000	Cardtronics, Inc. 144A restricted, 9.25%, 08/15/13		450,000
2,250,000	General Motors Acceptance Corporation 5.011%, 12/01/14		1,038,978
1,000,000	Nuveen Investments, Inc. 144A restricted, 10.50%, 11/15/15		770,000
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			3,158,978
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	Health Care - Equipment - 2.77%
750,000	Bausch & Lomb Incorporated 144A restricted, 9.875%, 11/01/15		712,500
1,000,000	Boston Scientific Corporation 6.40%, 06/15/16		950,000
500,000	Biomet, Inc. 10.00%, 10/15/17		512,500
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			2,175,000
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	Health Care - Pharmaceuticals & Biotechnology - 1.26%
500,000	Axcan Intermediate Holdings Inc. 144A restricted, 9.25%, 03/01/15		495,000
500,000	Axcan Intermediate Holdings Inc. 144A restricted, 12.75%, 03/01/16		495,000
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			990,000
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	Health Care - Services - 7.43%
2,000,000	Res-Care, Inc. 7.75%, 10/15/13		1,880,000
1,000,000	HCA Inc. 9.125%, 11/15/14		972,500
1,500,000	DaVita, Inc. 7.25%, 03/15/15		1,425,000
1,000,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15 *		930,000
750,000	United Surgical Partners International, Inc. 8.875%, 05/01/17 *		630,000
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			5,837,500
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	Industrials - Capital Goods - 5.12%
250,000	Manitowoc Company, Inc. (The) 7.125% 11/01/13		232,500
500,000	American Railcar Industries, Inc. 7.50%, 03/01/14		442,500
500,000	Bombardier Inc. 144A restricted, 6.30%, 05/01/14		465,000
500,000	Interline Brands, Inc. 8.125%, 06/15/14		495,000
1,000,000	L-3 Communications Corporation 6.375%, 10/15/15		920,000
1,250,000	Baldor Electric Company 8.625%, 02/15/17		1,193,750
350,000	Mueller Water Products, Inc. 7.375%, 06/01/17		276,500
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			4,025,250
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	Industrials - Commercial Services & Supplies - 9.20%
1,500,000	ARAMARK Services, Inc. 5.00%, 06/01/12		1,260,000
1,500,000	Alliance Laundry Systems LLC 8.50%, 01/15/13		1,398,750
750,000	Corrections Corporation of America 6.25%, 03/15/13		701,250
500,000	GEO Group, Inc. (The) 8.25%, 07/15/13		496,250
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13		2,058,750
1,000,000	Mobile Mini, Inc. 6.875%, 05/01/15		870,000
500,000	US Investigations Services Inc.10.50%, 11/01/15		445,000
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			7,230,000
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	Industrials - Transportation - 1.48%
500,000	CMA CGM S.A. 144A restricted, 7.25%, 02/01/13		370,000
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14		792,500
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			1,162,500
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	Information Technology - Hardware & Equipment - 2.63%
1,500,000	Nortel Networks Limited 9.0025%, 07/15/11		1,001,250
1,000,000	Flextronics International Ltd. 6.25%, 11/15/14 *		845,000
250,000	Seagate Technologies HDD Holdings 6.80%, 10/01/16		218,750
			-----------
			2,065,000
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	Information Technology - Semiconductors & Semiconductor Equipment - 1.84%
500,000	Amkor Technology, Inc. 7.75%, 05/15/13		427,500
500,000	Avago Technologies Finance Pte. Ltd. 10.125%, 12/01/13		505,000
750,000	Freescale Semiconductor, Inc. 8.875%, 12/15/14		517,500
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			1,450,000
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	Information Technology - Software & Services - 5.83%
1,000,000	Unisys Corporation 6.875%, 03/15/10		920,000
1,000,000	Iron Mountain Incorporated	8.625%, 04/01/13	985,000
1,500,000	SunGard Data Systems Inc.	10.25%, 08/15/15	1,301,250
1,750,000	First Data Corporation 144A restricted, 9.875%, 09/24/15		1,373,750
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			4,580,000
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	Materials - 1.20%
500,000	Nalco Company 7.75%, 11/15/11		490,000
500,000	Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15		455,000
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			945,000
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	Telecommunication Services - 4.65%
1,000,000	Citizens Communications Company 6.25%, 01/15/13		936,250
1,500,000	Windstream Corporation 8.125%, 08/01/13		1,425,000
500,000	Syniverse Technologies Inc. 7.75%, 08/15/13		462,500
500,000	Level 3 Financing, Inc. 9.25%, 11/01/14		377,500
500,000	FairPoint Communications, Inc. 144A restricted, 13.125%, 04/01/18		455,000
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			3,656,250
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	Utilities - 3.44%
2,000,000	Texas Competitive Electric Holdings Company LLC
	144A restricted, 10.25%, 11/01/15 *	1,805,000
1,000,000	AES Corporation (The) 8.00%, 10/15/17	902,500
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		2,707,500
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Total Corporate Bonds (COST: $78,738,526)		68,441,076
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COMMON STOCKS - 3.25%
	Energy - 1.99%
14,000	Energy Transfer Partners, L.P.	515,620
15,000	Inergy, L.P. *	324,450
25,200	Kayne Anderson Energy Total Return Fund, Inc.	558,432
10,000	Pioneer Southwest Energy Partners L.P.	166,100
		-----------
		1,564,602
		-----------
	Exchange Traded Funds - 0.82%
6,000	SPDR Lehman High Yield Bond ETF	234,240
100,000	Van Kampen Senior Income Trust	408,000
		-----------
		642,240
		-----------
	Financials - Real Estate - 0.40%
25,000	Cohen & Steers Quality Income Realty Fund, Inc. *	313,500
		-----------
	Industrials - Transportation - 0.04%
2,500	Eagle Bulk Shipping Inc.	34,850
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Total Common Stocks (COST: $3,406,232)		2,555,192
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PREFERRED CONVERTIBLE STOCK - 0.12%
	Financials - Banks - 0.12%
35,000	Fannie Mae
	Fixed-To-Floating-Rate Non-Cumulative Preferred Stock, Series S	76,300
10,000	Freddie Mac
	Fixed-to-Floating-Rate Non-Cumulative Perpetual Preferred Stock, Series Z	16,300
		-----------
Total Convertible Preferred Stock (COST: $986,350)		92,600
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SHORT-TERM INVESTMENTS - 8.71%
	Commercial Paper - 7.48%
$ 500,000	Fortune Brands, Inc. 6.00%, 10/01/08	500,000
600,000	Alcoa Inc. 5.50%, 10/03/08	599,817
325,000	Alcoa Inc. 5.50%, 10/07/08	324,702
505,000	Kellogg Company 4.95%, 10/07/08	504,583
625,000	General Mills, Inc. 5.20%, 10/09/08	624,278
600,000	Wisconsin Energy Corporation 4.90%, 10/10/08	599,265
575,000	Wisconsin Energy Corporation 5.00%, 10/10/08	574,281
575,000	Integrys Energy Group, Inc. 6.05%, 10/15/08	573,647
435,000	H.J. Heinz Finance Company 5.95%, 10/16/08	433,922
625,000	PPG Industries, Inc. 6.05%, 10/17/08	623,319
525,000	Diageo Capital plc 6.45%, 10/21/08	523,119
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		5,880,933
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	Variable Rate Security - 1.23%
965,942	Wisconsin Corporate Central Credit Union
	10/01/08, 3.60%	965,942
		-----------
Total Short-Term Investments (COST: $6,846,875)		6,846,875
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INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.15%
	Money Market Fund - 10.15%
7,976,147	BlackRock Provident Institutional Funds
	TempCash Fund 10/01/08, 2.788%	7,976,147
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TOTAL Investments purchased with cash proceeds
from securities lending (COST: $7,976,147)		7,976,147
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TOTAL SECURITY HOLDINGS (COST: $97,954,130) - 109.30%		85,911,890
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LIABILITIES, NET OF OTHER ASSETS - (9.30)%		(7,309,474)
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TOTAL NET ASSETS		$78,602,416
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% OF NET ASSETS
* All or a portion of principal or shares are on loan.

As of September 30, 2008, investment cost for federal tax purposes was $97,894,867 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 96,810
Unrealized depreciation	(12,079,787)
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Net unrealized depreciation	$(11,982,977)
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 2,647,792	$ --
Level 2 - Other Significant Observable Inputs	83,264,098	--
Level 3 - Significant Unobservable Inputs	--	--
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Total	$85,911,890	$ --
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*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/24/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 11/24/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/24/2008